ASSET UNDER DEVELOPMENT	12 Months Ended
Dec. 31, 2016
Extractive Industries [Abstract]
ASSET UNDER DEVELOPMENT

17.	ASSET UNDER DEVELOPMENT

(in thousands of $)	2016	2015
Purchase price installments	653,378	495,518
Interest costs capitalized	53,985	4,187
Other costs capitalized	24,630	1,317
	731,993	501,022

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG. The primary contract was entered into with Keppel Shipyard Limited ("Keppel"). Following our payment of the initial milestone installment, these agreements became fully effective on July 2, 2014. The Hilli was delivered to the Keppel shipyard in Singapore to undergo her conversion in September 2014. We expect the conversion will require 31 months to complete, followed by mobilization to a project for full commissioning.

Accordingly, the carrying value of the Hilli of $31.0 million, was reclassified from "Vessels and equipment, net" to "Asset under development". The total estimated conversion and vessel and site commissioning cost for the Hilli, is approximately $1.3 billion. Interest costs capitalized in connection with the Hilli conversion for the year ended December 31, 2016 was $49.8 million (2015: $3.7 million).